UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was (0.9)%, compared with a total return of 2.5% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (1.1)%. The Fund’s NAV per share was $13.45, while the price of the publicly traded shares closed at $11.29 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Investment Objective (Unaudited)

The Gabelli Global Small and Mid Cap Value Trust is a diversified, closed-end management investment company whose primary investment objective is long term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The market rose to new highs in the first quarter of the year as strong economic growth more than offset stubbornly high inflation. Better economic growth and higher inflation have also driven up the prices of many commodities, and precious metals, and led to a stronger dollar, which hurts the value of our foreign holdings. While ongoing wars in Israel and the Ukraine are a humanitarian crisis, so far they have had minimal impact on the global economy. China continues to add stimulus to its economy and may be emerging from an extended slowdown. Many of our industrial holdings were again strong performers this quarter, boosted by government programs and changes to global trade and supply chains. This included fluid handling companies like Flowserve (+11%) and Sulzer (+19%), as well as infrastructure companies Astec (+18%), and Mueller Industries (+15%). Aerospace stocks continue to benefit from a global travel recovery and a shortage of both new and existing planes. Engine maker Rolls Royce (+41%) and parts and service suppliers FTAI Aviation (+46%) both rose during the quarter, while Kaman Corporation (+92%) agreed to be taken private by Arcline Investment Management for $46 per share or $1.8 billion. On the negative side, people are drinking less alcohol and trading down to lower brands, hurting Remy Cointreau (-21%) and Davide Campari (-11%).

The stock market continued to rise in the second quarter. Several central banks have started to cut rates, and there are also early signs that the economy is slowing, including in the areas of wage growth, employment, and retail sales. Economic growth is still positive, with no recession in sight, so it appears that the Federal Reserve is achieving its goal of a soft landing. We are also of course watching the upcoming presidential election closely, especially how it relates to future tax and spending policy in 2025 and 2026. Modine Manufacturing’s (1.4% of total investments as of June 30, 2024) cooling technology has found strong traction in the data center market, transforming the company from an auto supplier and earning it a premium multiple in the market. Bus manufacturer Blue Bird Corp. (0.2%) has successfully developed and is selling electric buses, taking advantage of significant government subsidy programs. Knife River (0.3%) has become a leading construction aggregates business after its successful spinoff last year from parent MDU Resources. Nutrition company Bellring Brands (0.5%) is carving out an important niche in protein supplements, which are increasingly important for people using new GLP-1 drugs for weight loss and diabetes. We also saw a robust merger and acquisition environment for medical device companies Silk Road Medical (0.1%) and Surmodics (0.1%), as well as waste company Stericycle (0.3%) and cellular provider United States Cellular (0.6%).

Thank you for your investment in The Gabelli Global Small and Mid Cap Value Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2024 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	(0.91)%	(0.15)%	(4.21)%	4.95%	4.75%	4.75%
Investment Total Return (c)	(1.09)	(0.37)	(5.33)	5.54	4.24	3.11
MSCI World SMID Cap Index	2.53	10.09	(0.40)	7.05	6.41	6.41 (d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund's use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The MSCI World SMID Cap Index captures mid and small cap representation across developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2024:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	12.4%	Cable and Satellite	1.5%
Entertainment	7.0%	U.S. Government Obligations	1.5%
Diversified Industrial	6.9%	Wireless Communications	1.4%
Health Care	5.9%	Telecommunications	1.4%
Equipment and Supplies	5.8%	Consumer Services	1.3%
Business Services	5.4%	Metals and Mining	1.3%
Machinery	4.4%	Energy and Utilities: Natural Gas	1.2%
Financial Services	4.1%	Environmental Services	1.1%
Consumer Products	3.7%	Energy and Utilities: Integrated	1.0%
Automotive	3.6%	Energy and Utilities: Electric	0.8%
Automotive: Parts and Accessories	3.2%	Energy and Utilities: Services	0.8%
Broadcasting	3.1%	Publishing	0.8%
Electronics	2.9%	Manufactured Housing and Recreational
Hotels and Gaming	2.7%	Vehicles	0.5%
Retail	2.3%	Computer Software and Services	0.4%
Specialty Chemicals	2.0%	Real Estate	0.3%
Energy and Utilities: Water	2.0%	Energy and Utilities: Alternative Energy	0.2%
Aerospace	1.8%	Agriculture	0.2%
Transportation	1.7%	Educational Services	0.2%
Building and Construction	1.6%		100.0%
Aviation: Parts and Services	1.6%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	Aerospace — 1.8%
14,000	Allient Inc.	$355,269	$353,780
1,000	L3Harris Technologies Inc.	79,530	224,580
290,000	Rolls-Royce Holdings plc†	649,927	1,674,579
1,500	Spirit AeroSystems Holdings Inc., Cl. A†	46,345	49,305
1,000	Triumph Group Inc.†	15,319	15,410
		1,146,390	2,317,654

	Agriculture — 0.2%
4,000	American Vanguard Corp.	58,658	34,400
12,000	Limoneira Co.	195,742	249,720
		254,400	284,120

	Automotive — 3.6%
5,800	Blue Bird Corp.†	121,595	312,330
4,000	Daimler Truck Holding AG	102,037	159,229
4,100	Ferrari NV	157,078	1,674,317
153,800	Iveco Group NV	1,080,600	1,724,536
23,000	Traton SE	400,775	752,503
		1,862,085	4,622,915

	Automotive: Parts and Accessories — 3.2%
50,013	Brembo NV	363,195	549,219
100,000	Dana Inc.	1,722,877	1,212,000
44,002	Garrett Motion Inc.†	217,851	377,977
1,200	Linamar Corp.	39,879	58,322
18,000	Modine Manufacturing Co.†	233,764	1,803,420
4,000	Monro Inc.	93,008	95,440
		2,670,574	4,096,378

	Aviation: Parts and Services — 1.6%
15,000	AAR Corp.†	478,730	1,090,500
1,000	Curtiss-Wright Corp.	69,929	270,980
12,500	Ducommun Inc.†	533,457	725,750
		1,082,116	2,087,230

	Broadcasting — 3.1%
60,000	Beasley Broadcast Group Inc., Cl. A†	148,271	39,450
6,000	Cogeco Inc.	297,962	211,396
50,000	Corus Entertainment Inc., Cl. B	84,640	5,482
480,000	Grupo Televisa SAB, ADR	2,582,575	1,329,600
250,000	ITV plc	445,922	254,400
500	Liberty Broadband Corp., Cl. A†	25,308	27,300
103	Liberty Broadband Corp., Cl. C†	4,934	5,647
188	Liberty Media Corp.-Liberty SiriusXM†	3,753	4,166
2,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	55,998	44,300
Shares		Cost	Market Value
89,500	Sinclair Inc.	$2,267,027	$1,193,035
50,000	Sirius XM Holdings Inc.	229,000	141,500
53,000	TEGNA Inc.	933,167	738,820
		7,078,557	3,995,096

	Building and Construction — 1.6%
11,441	Arcosa Inc.	366,786	954,294
3,500	Bouygues SA	124,313	112,337
1,000	Carrier Global Corp.	19,630	63,080
1,500	IES Holdings Inc.†	26,263	208,995
6,000	Johnson Controls International plc	220,390	398,820
5,000	Knife River Corp.†	189,085	350,700
		946,467	2,088,226

	Business Services — 5.4%
35,500	Herc Holdings Inc.	1,317,601	4,731,795
68,500	JCDecaux SE†	1,557,123	1,347,625
13,500	Loomis AB	399,150	351,543
35,000	Rentokil Initial plc	264,421	204,051
4,000	Ströeer SE & Co. KGaA	86,799	256,385
		3,625,094	6,891,399

	Cable and Satellite — 1.5%
1,500	Cogeco Communications Inc.	77,745	56,566
48,000	Liberty Global Ltd., Cl. A†	1,035,197	836,640
41,000	Liberty Global Ltd., Cl. C†	982,148	731,850
30,000	Megacable Holdings SAB de CV	85,029	75,709
36,057	WideOpenWest Inc.†	336,425	195,069
		2,516,544	1,895,834

	Computer Software and Services — 0.4%
3,000	Donnelley Financial Solutions Inc.†	131,310	178,860
4,000	N-able Inc.†	55,138	60,920
5,000	PAR Technology Corp.†	172,612	235,450
		359,060	475,230

	Consumer Products — 3.7%
10,000	BellRing Brands Inc.†	220,300	571,400
14,000	Edgewell Personal Care Co.	468,457	562,660
33,000	Energizer Holdings Inc.	1,176,669	974,820
5,500	Essity AB, Cl. B	167,500	140,834
300	L'Oreal SA	48,139	131,743
11,500	Marine Products Corp.	81,517	116,150
15,000	Mattel Inc.†	175,675	243,900
45,000	Nintendo Co. Ltd., ADR	494,517	598,500
7,000	Salvatore Ferragamo SpA	121,294	59,261
32,000	Scandinavian Tobacco Group A/S	501,662	451,701
6,000	Shiseido Co. Ltd.	108,513	171,098

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
7,000	Spectrum Brands Holdings Inc.	$433,087	$601,510
2,000	Vista Outdoor Inc.†	50,084	75,300
		4,047,414	4,698,877
	Consumer Services — 1.3%
2,500	Allegion plc	236,967	295,375
11,500	Ashtead Group plc	214,712	767,852
500	Boyd Group Services Inc.	72,110	93,918
350	Cie de L'Odet SE	487,193	488,782
		1,010,982	1,645,927
	Diversified Industrial — 6.9%
103,500	Ampco-Pittsburgh Corp.†	461,411	79,695
34,700	Ardagh Group SA†	537,226	134,983
3,500	AZZ Inc.	120,481	270,375
11,900	Enpro Inc.	733,962	1,732,283
33,000	Greif Inc., Cl. A	1,637,158	1,896,510
9,500	Griffon Corp.	179,338	606,670
8,500	Jardine Matheson Holdings Ltd.	478,385	300,730
2,400	Moog Inc., Cl. A	143,518	401,520
25,500	Myers Industries Inc.	410,923	341,190
5,000	Smiths Group plc	95,104	107,764
22,000	Steel Partners Holdings LP†	304,830	819,031
8,500	Sulzer AG	524,084	1,175,024
40,000	Toray Industries Inc.	316,267	189,322
39,000	Tredegar Corp.	432,339	186,810
12,000	Trinity Industries Inc.	242,785	359,040
10,000	Velan Inc.	39,878	43,785
7,000	Wartsila OYJ Abp	87,437	134,940
		6,745,126	8,779,672
	Educational Services — 0.2%
13,900	Universal Technical Institute Inc.†	57,218	218,647

	Electronics — 2.9%
4,000	Flex Ltd.†	51,528	117,960
25,000	Mirion Technologies Inc.†	188,741	268,500
10,000	Resideo Technologies Inc.†	103,308	195,600
37,000	Sony Group Corp., ADR	1,659,815	3,143,150
		2,003,392	3,725,210
	Energy and Utilities: Alternative Energy — 0.2%
10,500	NextEra Energy Partners LP	351,173	290,220

	Energy and Utilities: Electric — 0.8%
45,000	Algonquin Power & Utilities Corp.	323,220	264,464
5,000	Algonquin Power & Utilities
	Corp., New York	28,875	29,300
Shares		Cost	Market Value

7,500	Fortis Inc.	$222,079	$291,492
12,500	PNM Resources Inc.	587,291	462,000
		1,161,465	1,047,256
	Energy and Utilities: Integrated — 1.0%
21,000	Avista Corp.	881,264	726,810
3,700	Emera Inc.	154,204	123,464
8,000	Hawaiian Electric Industries Inc.	223,060	72,160
100,000	Hera SpA	300,327	342,061
		1,558,855	1,264,495
	Energy and Utilities: Natural Gas — 1.2%
25,000	National Fuel Gas Co.	1,274,613	1,354,750
10,000	PrairieSky Royalty Ltd.	168,326	190,052
		1,442,939	1,544,802

	Energy and Utilities: Services — 0.8%
44,000	Dril-Quip Inc.†	1,094,388	818,400
200	Pineapple Energy Inc.†	55,157	272
1,500	Weatherford International plc†	82,270	183,675
		1,231,815	1,002,347

	Energy and Utilities: Water — 2.0%
70,000	Beijing Enterprises Water Group Ltd.	44,488	21,513
1,500	Consolidated Water Co. Ltd.	19,581	39,810
17,000	Mueller Water Products Inc., Cl. A	150,695	304,640
32,000	Primo Water Corp.	360,164	699,520
48,000	Severn Trent plc	1,331,381	1,444,108
		1,906,309	2,509,591
	Entertainment — 7.0%
30,000	Atlanta Braves Holdings Inc., Cl. A†	769,784	1,239,900
27,011	Atlanta Braves Holdings Inc., Cl. C†	629,413	1,065,314
227,000	Entain plc	2,250,016	1,807,789
2,000	GAN Ltd.†	6,090	2,950
16,000	Golden Entertainment Inc.	491,589	497,760
500	Liberty Media Corp.-Liberty Live, Cl. A†	18,604	18,755
47	Liberty Media Corp.-Liberty Live, Cl. C†	1,035	1,799
600	Madison Square Garden Entertainment Corp.†	19,081	20,538
4,600	Madison Square Garden Sports Corp.†	775,707	865,398
20,568	Manchester United plc, Cl. A†	336,954	331,968
113,750	Ollamani SAB†	366,100	259,209
40,500	Paramount Global, Cl. A	1,051,504	744,390

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
6,000	Sphere Entertainment Co.†	$193,815	$210,360
16,000	Ubisoft Entertainment SA†	516,138	350,243
15,000	Universal Music Group NV	343,898	446,265
75,000	Vivendi SE	864,830	783,614
27,000	Warner Bros Discovery Inc.†	475,192	200,880
		9,109,750	8,847,132
	Environmental Services — 1.1%
18,000	Renewi plc	70,014	151,085
6,000	Stericycle Inc.†	376,340	348,780
20,000	TOMRA Systems ASA	117,808	238,644
3,700	Waste Connections Inc.	375,884	648,832
		940,046	1,387,341
	Equipment and Supplies — 5.8%
24,500	Commercial Vehicle Group Inc.†	228,014	120,050
1,200	Federal Signal Corp.	96,634	100,404
31,500	Flowserve Corp.	1,181,272	1,515,150
11,000	Graco Inc.	552,353	872,080
17,000	Interpump Group SpA	235,221	755,191
53,500	Mueller Industries Inc.	762,748	3,046,290
500	Snap-on Inc.	110,244	130,695
4,500	Watts Water Technologies Inc., Cl. A	422,438	825,165
		3,588,924	7,365,025

	Financial Services — 4.1%
750	Credit Acceptance Corp.†	292,515	386,010
6,200	EXOR NV	482,782	648,717
51,000	FinecoBank Banca Fineco SpA	336,185	760,289
100	First Citizens BancShares Inc., Cl. A	61,371	168,361
43,000	Flushing Financial Corp.	787,178	565,450
6,500	FTAI Aviation Ltd.	64,438	670,995
225,000	GAM Holding AG†	230,828	50,086
1,000	Groupe Bruxelles Lambert NV	82,544	71,379
5,000	I3 Verticals Inc., Cl. A†	117,902	110,400
7,500	Janus Henderson Group plc	222,715	252,825
6,000	Kinnevik AB, Cl. A	15,457	49,759
11,000	Kinnevik AB, Cl. B	97,506	90,240
1,800	PROG Holdings Inc.	52,138	62,424
70,000	Resona Holdings Inc.	336,109	463,143
22,500	Synovus Financial Corp.	807,483	904,275
		3,987,151	5,254,353

	Food and Beverage — 12.4%
3,500	Britvic plc	31,961	52,252
Shares		Cost	Market Value
280	Chocoladefabriken Lindt &
	Spruengli AG	$1,410,500	$3,269,186
70,000	ChromaDex Corp.†	109,302	191,100
3,000	Corby Spirit and Wine Ltd.,
	Cl. A	32,090	28,442
140,000	Davide Campari-Milano NV	891,298	1,323,009
10,000	Fevertree Drinks plc	146,120	137,028
9,000	Fomento Economico
	Mexicano SAB de CV,
	ADR	680,678	968,850
1,000	Heineken Holding NV	68,070	78,875
39,000	ITO EN Ltd.	1,199,322	844,042
14,500	Kameda Seika Co. Ltd.	580,595	382,575
10,500	Kerry Group plc, Cl. A	893,272	850,120
195,000	Kikkoman Corp.	1,074,135	2,258,577
6,500	Luckin Coffee Inc., ADR†	48,632	137,150
93,000	Maple Leaf Foods Inc.	1,685,147	1,558,101
250,000	Nissin Foods Co. Ltd.	171,989	155,269
20,000	Nomad Foods Ltd.	369,356	329,600
4,000	Post Holdings Inc.†	176,856	416,640
190,000	Premier Foods plc	110,648	381,404
10,500	Remy Cointreau SA	1,139,582	875,984
900	Symrise AG	49,081	110,169
500	The Boston Beer Co. Inc.,
	Cl. A†	140,545	152,525
8,000	The Hain Celestial Group
	Inc.†	98,918	55,280
9,000	Treasury Wine Estates Ltd.	47,872	74,688
40,000	Tsingtao Brewery Co. Ltd.,
	Cl. H	264,487	266,870
215,000	Vitasoy International
	Holdings Ltd.	279,436	162,440
36,000	Yakult Honsha Co. Ltd.	915,429	643,632
		12,615,321	15,703,808

	Health Care — 5.7%
18,237	Avantor Inc.†	308,295	386,624
15,000	Bausch + Lomb Corp.†	241,092	217,800
32,000	Bausch Health Cos. Inc.†	312,903	223,040
600	Bio-Rad Laboratories Inc.,
	Cl. A†	176,718	163,866
150	Bio-Rad Laboratories Inc.,
	Cl. B†	35,257	40,949
6,500	Catalent Inc.†	454,363	365,495
3,000	Cerevel Therapeutics
	Holdings Inc.†	126,898	122,670
500	Charles River Laboratories
	International Inc.†	52,615	103,290
400	Chemed Corp.	162,808	217,032
5,000	Cutera Inc.†	73,446	7,550
1,000	DaVita Inc.†	71,709	138,570
12,000	DENTSPLY SIRONA Inc.	550,144	298,920

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
15,000	Evolent Health Inc., Cl. A†	$198,301	$286,800
5,000	Halozyme Therapeutics
	Inc.†	182,224	261,800
4,400	Henry Schein Inc.†	310,158	282,040
1,750	ICU Medical Inc.†	321,152	207,813
5,000	Idorsia Ltd.†	63,344	11,275
20,000	InfuSystem Holdings Inc.†	195,470	136,600
3,000	Integer Holdings Corp.†	120,746	347,370
3,000	Lantheus Holdings Inc.†	193,618	240,870
12,000	Option Care Health Inc.†	143,014	332,400
10,000	Owens & Minor Inc.†	175,218	135,000
28,000	Patterson Cos. Inc.	631,785	675,360
35,000	Perrigo Co. plc	1,267,013	898,800
4,000	Silk Road Medical Inc.†	109,921	108,160
700	STERIS plc	86,397	153,678
3,000	SurModics Inc.†	71,948	126,120
400	Teladoc Health Inc.†	8,662	3,912
4,000	Tenet Healthcare Corp.†	243,346	532,120
1,600	The Cooper Companies Inc.	108,748	139,680
7,500	Treace Medical Concepts
	Inc.†	124,400	49,875
		7,121,713	7,215,479

	Hotels and Gaming — 2.7%
3,000	Caesars Entertainment Inc.†	108,223	119,220
901	Flutter Entertainment plc†	80,235	164,750
26,000	Full House Resorts Inc.†	83,621	130,000
40,000	International Game
	Technology plc	557,674	818,400
656,250	Mandarin Oriental
	International Ltd.	1,132,805	1,135,312
9,000	MGM Resorts
	International†	262,595	399,960
250,000	The Hongkong & Shanghai
	Hotels Ltd.	337,742	185,042
5,500	Wynn Resorts Ltd.	582,328	492,250
		3,145,223	3,444,934

	Machinery — 4.4%
23,000	Astec Industries Inc.	903,128	682,180
369,000	CNH Industrial NV, New
	York	2,710,093	3,737,970
2,400	Tennant Co.	145,956	236,256
13,000	Twin Disc Inc.	99,365	153,140
5,400	Xylem Inc.	339,104	732,402
		4,197,646	5,541,948

	Manufactured Housing and Recreational Vehicles — 0.5%
1,900	Cavco Industries Inc.†	223,512	657,723
Shares		Cost	Market Value

	Metals and Mining — 1.3%
1,500	ATI Inc.†	$23,134	$83,175
26,250	Cameco Corp.	292,306	1,291,500
4,000	Metallus Inc.†	34,761	81,080
35,000	Sierra Metals Inc.†	56,171	19,735
3,000	Wheaton Precious Metals
	Corp.	132,192	157,260
		538,564	1,632,750

	Publishing — 0.8%
1,400	Graham Holdings Co., Cl. B	620,724	979,370
5,000	The E.W. Scripps Co., Cl. A†	69,135	15,700
		689,859	995,070

	Real Estate — 0.3%
20,000	Starwood Property Trust
	Inc., REIT	510,432	378,800
30,000	Trinity Place Holdings Inc.†	68,548	3,510
		578,980	382,310

	Retail — 2.3%
5,000	AutoNation Inc.†	400,962	796,900
7,000	BBB Foods Inc., Cl. A†	132,950	167,020
530	Biglari Holdings Inc., Cl. A†	274,275	483,625
8,000	Camping World Holdings
	Inc., Cl. A	312,130	142,880
22,000	Hertz Global Holdings Inc.,
	New York†	174,514	77,660
6,000	MarineMax Inc.†	85,772	194,220
6,000	Movado Group Inc.	101,296	149,160
1,500	Penske Automotive Group
	Inc.	55,315	223,530
10,000	PetIQ Inc.†	227,232	220,600
17,000	Pets at Home Group plc	105,703	63,481
9,000	Rush Enterprises Inc., Cl. B	173,446	353,160
120,000	Sun Art Retail Group Ltd.	108,725	22,896
		2,152,320	2,895,132

	Specialty Chemicals — 2.0%
4,500	Ashland Inc.	313,531	425,205
51,000	Element Solutions Inc.	563,375	1,383,120
13,547	Huntsman Corp.	368,167	308,465
2,500	Novonesis (Novozymes) B	116,841	152,967
14,000	SGL Carbon SE†	129,553	95,058
6,000	T. Hasegawa Co. Ltd.	114,881	124,930
2,000	Takasago International
	Corp.	51,764	48,915
700	Treatt plc	3,479	3,801
		1,661,591	2,542,461
	Telecommunications — 1.4%
8,250	Eurotelesites AG†	29,206	32,337
5,000	Gogo Inc.†	19,504	48,100

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
6,000	Hellenic
	Telecommunications
	Organization SA, ADR	$41,840	$42,660
100,000	Pharol SGPS SA†	34,665	4,734
33,000	Telekom Austria AG	181,370	329,381
15,800	Telephone and Data
	Systems Inc.	158,153	327,534
9,000	Telesat Corp.†	87,294	81,900
100,000	Vodafone Group plc, ADR	1,199,874	887,000
		1,751,906	1,753,646

	Transportation — 1.7%
64,000	Bollore SE	316,096	375,604
17,000	FTAI Infrastructure Inc.	32,036	146,710
12,000	GATX Corp.	808,236	1,588,320
		1,156,368	2,110,634

	Wireless Communications — 1.4%
40,000	Millicom International
	Cellular SA, SDR†	733,350	973,677
14,000	United States Cellular
	Corp.†	407,285	781,480
		1,140,635	1,755,157
	TOTAL COMMON STOCKS	97,657,484	124,966,029

	PREFERRED STOCKS — 0.2%
	Health Care — 0.2%
10,000	XOMA Corp., Ser. A,
	8.625%	204,436	255,000

	Retail — 0.0%
450	Qurate Retail Inc., 8.000%,
	03/15/31	39,466	18,923

	TOTAL PREFERRED
	STOCKS	243,902	273,923

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
13,750	Pineapple Energy Inc.,
	CVR†	0	14,509

	Health Care — 0.0%
1,500	Tobira Therapeutics Inc.,
	CVR†(a)	90	0
	TOTAL RIGHTS	90	14,509

Shares		Cost	Market Value

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
64,000	Ampco-Pittsburgh Corp.,
	expire 08/01/25†	$43,719	$3,200

Principal Amount
U.S. GOVERNMENT OBLIGATIONS — 1.5%
$1,905,000	U.S. Treasury Bills,
5.281% to 5.311%††,
09/12/24 to 09/26/24	1,884,199	1,884,244

TOTAL INVESTMENTS — 100.0%	$99,829,394	127,141,905

Other Assets and Liabilities (Net)	275,892

PREFERRED SHARES
(1,600,000 preferred shares outstanding)	(16,000,000)

NET ASSETS — COMMON SHARES
(8,282,314 common shares outstanding)	$111,417,797

NET ASSET VALUE PER COMMON SHARE
($111,417,797 ÷ 8,282,314 shares outstanding)	$13.45

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	58.5%	$74,321,077
Europe	30.4	38,650,833
Japan	7.0	8,867,885
Latin America	2.2	2,840,199
Asia/Pacific	1.9	2,461,911
Total Investments	100.0%	$127,141,905

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $99,829,394)	$127,141,905
Cash	1,619
Foreign currency, at value (cost $22,337)	22,356
Receivable for investments sold	55,252
Dividends and interest receivable	363,685
Deferred offering expense	110,413
Prepaid expenses	837
Total Assets	127,696,067
Liabilities:
Distributions payable	16,178
Payable for investments purchased	15,319
Payable for Fund shares repurchased	3,560
Payable for investment advisory fees	106,257
Payable for payroll expenses	41,201
Payable for accounting fees	7,500
Series B Cumulative Preferred Shares, callable and mandatory redemption 09/26/25 (See Notes 2 and 6)	16,000,000
Other accrued expenses	88,255
Total Liabilities	16,278,270
Net Assets Attributable to Common Shareholders	$111,417,797

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$87,463,463
Total distributable earnings	23,954,334
Net Assets	$111,417,797

Net Asset Value per Common Share:
($111,417,797 ÷ 8,282,314 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$13.45

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $74,954)	$1,502,211
Interest	30,205
Total Investment Income	1,532,416
Expenses:
Investment advisory fees	658,706
Interest expense on preferred stock	396,991
Payroll expenses	93,283
Legal and audit fees	62,834
Shareholder communications expenses	51,695
Trustees’ fees	26,500
Custodian fees	23,170
Accounting fees	22,500
Shareholder services fees	14,339
Shelf offering expense	14,256
Interest expense	712
Miscellaneous expenses	36,482
Total Expenses	1,401,468
Less:
Expenses paid indirectly by broker (See Note 5)	(1,337)
Net Expenses	1,400,131
Net Investment Income	132,285
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,929,189
Net realized loss on foreign currency transactions	(1,801)
Net realized gain on investments and foreign currency transactions	1,927,388
Net change in unrealized appreciation/depreciation:
on investments	(3,224,838)
on foreign currency translations	(8,942)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,233,780)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,306,392)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(1,174,107)

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Operations:
Net investment income/(loss)	$132,285	$(454,844)
Net realized gain on investments and foreign currency transactions	1,927,388	3,551,509
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	(3,233,780)	6,884,384

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders
Resulting from Operations	(1,174,107)	9,981,049

Distributions to Common Shareholders:
Accumulated earnings	(1,414,717)*	(3,673,088)
Return of capital	(1,248,280)*	(1,844,763)

Total Distributions to Common Shareholders	(2,662,997)	(5,517,851)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,241,085)	(4,078,983)
Net Decrease in Net Assets from Fund Share Transactions	(1,241,085)	(4,078,983)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(5,078,189)	384,215

Net Assets Attributable to Common Shareholders:
Beginning of year	116,495,986	116,111,771
End of period	$111,417,797	$116,495,986

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2024 (Unaudited)

Net decrease in net assets attributable to common shareholders resulting from operations	$(1,174,107)
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating
Activities:
Purchase of long term investment securities	(4,697,294)
Proceeds from sales of long term investment securities	9,521,272
Net purchases of short term investment securities	(904,029)
Net realized gain on investments	(1,929,189)
Net change in unrealized depreciation on investments	3,224,838
Net amortization of discount	(30,204)
Increase in receivable for investments sold	(52,504)
Increase in dividends and interest receivable	(32,154)
Decrease in deferred offering expense	14,256
Increase in prepaid expenses	(837)
Increase in payable for investments purchased	15,319
Decrease in payable for investment advisory fees	(3,978)
Decrease in payable for payroll expenses	(16,032)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(12,260)
Net cash provided by operating activities	3,926,847

Net decrease in net assets resulting from financing activities:
Distributions to common shareholders	(2,658,375)
Repurchase of common shares	(1,237,525)
Decrease in payable to bank	(19,500)
Net cash used in financing activities	(3,915,400)
Net increase in cash	11,447
Cash (including foreign currency):
Beginning of year	12,528
End of period	$23,975
____________________
Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$396,991
Interest paid on bank overdrafts	712

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2024:

Foreign currency, at value	$22,356
Cash	1,619
$23,975

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Operating Performance:
Net asset value, beginning of year	$13.89		$13.26	$17.73	$15.17	$13.85	$12.41
Net investment income/(loss)	0.01		(0.06)	(0.16)	(0.04)	(0.02)	0.11	(a)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.16)		1.24	(3.67)	3.79	2.09	2.01
Total from investment operations	(0.15)		1.18	(3.83)	3.75	2.07	2.12
Distributions to Preferred Shareholders: (b)
Net investment income	—		—	—	(0.02)	—	(0.05)
Net realized gain	—		—	(0.03)	(0.16)	(0.18)	(0.12)
Total distributions to preferred shareholders	—		—	(0.03)	(0.18)	(0.18)	(0.17)
Net Increase/(Decrease) in Net Assets

Attributable to Common Shareholders Resulting from Operations	(0.15)		1.18	(3.86)	3.57	1.89	1.95
Distributions to Common Shareholders:
Net investment income	(0.06	)*	(0.03)	(0.02)	(0.14)	—	(0.12)
Net realized gain	(0.11	)*	(0.40)	(0.62)	(0.90)	(0.05)	(0.28)
Return of capital	(0.15	)*	(0.21)	—	—	(0.59)	(0.16)

Total distributions to common shareholders	(0.32)		(0.64)	(0.64)	(1.04)	(0.64)	(0.56)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.03		0.09	0.03	0.03	0.07	0.05
Total Fund share transactions	0.03		0.09	0.03	0.03	0.07	0.05

Net Asset Value Attributable to Common Shareholders, End of Period	$13.45		$13.89	$13.26	$17.73	$15.17	$13.85
NAV total return †	(0.91)%		9.77%	(21.64)%	23.90%	16.01%	16.27%
Market value, end of period	$11.29		$11.73	$11.22	$15.90	$13.05	$11.84
Investment total return ††	(1.09)%		10.61%	(25.42)%	30.20%	17.99%	26.77%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s).	$127,418		$132,496	$148,112	$228,411	$167,684	$160,989
Net assets attributable to common shares, end of period (in 000’s)	$111,418		$116,496	$116,112	$158,411	$137,684	$130,989
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	0.23	%(c)	(0.39)%	(1.11)%	(0.20)%	(0.18)%	0.83	%(a)
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	2.39	%(c)	2.91%	3.17%	1.78%	1.82%	1.73%
Portfolio turnover rate	4%		7%	9%	23%	14%	35%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024	Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
5.450% Series A Cumulative Preferred Shares (f)
Liquidation value, end of period (in 000’s)	—	—	—	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	—	—	—	1,200	1,200	1,200
Liquidation preference per share	—	—	—	$25.00	$25.00	$25.00
Average market value (g)	—	—	—	$25.86	$25.62	$25.51
Asset coverage per share (h)	—	—	—	$81.58	$139.74	$134.16
5.200% Series B Cumulative Preferred Shares (i)
Liquidation value, end of period (in 000’s)	$16,000	$16,000	$32,000	$40,000	—	—
Total shares outstanding (in 000’s)	1,600	1,600	3,200	4,000	—	—
Liquidation preference per share	$10.00	$10.00	$10.00	$10.00	—	—
Liquidation value	$10.00	$10.00	$10.00	$10.00	—	—
Asset coverage per share (h)	$79.64	$82.81	$46.28	$32.63	—	—
Asset Coverage (j)	796%	828%	463%	326%	559%	537%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Includes income resulting from special dividends for the year ended December 31, 2019. Without these dividends, the per share income amount would have been $0.06 and the net investment income ratio would have been 0.46%.

(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 2.13%, 2.35%, 2.37%, 1.44%, 1.44%, and 1.40%, respectively.

(f)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on February 28, 2022.

(g)	Based on weekly prices.

(h)	Asset coverage per share is calculated by combining all series of preferred shares.

(i)	The Series B Preferred was issued November 1, 2021.

(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) was organized on August 19, 2013 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
		Level 2 Other	Level 3 Significant
	Level 1	Significant	Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs (a)	at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$8,644,689	$134,983	—	$8,779,672
Health Care	7,174,530	40,949	—	7,215,479
Other Industries (b)	108,970,878	—	—	108,970,878
Total Common Stocks	124,790,097	175,932	—	124,966,029
Preferred Stocks (b)	273,923	—	—	273,923
Rights (b)	—	14,509	$0	14,509
Warrants (b)	3,200	—	—	3,200
U.S. Government Obligations	—	1,884,244	—	1,884,244
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$125,067,220	$2,074,685	$0	$127,141,905

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2024 the Fund did not have transfers into or out of Level 3. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series B Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Common
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$473,030
Net long term capital gains	3,200,058
Return of capital	1,844,763
Total distributions paid	$5,517,851

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$102,236,679	$40,939,135	$(16,033,909)	$24,905,226

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2024, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $4,745,912 and $8,964,023, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2024, aggregated $5,548,590 and $4,644,561, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $2,363 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,337.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2024, the Fund accrued $93,283 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and Certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 106,126 and 369,039 common shares, at an investment of $1,241,085 and $4,078,983, respectively, and at average discounts of 16.86% and 17.64%, respectively, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended
	June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Net decrease from repurchase of common shares	(106,126)	$(1,241,085)	(369,039)	$(4,078,983)

The Fund has an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares, expiring August 13, 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 4.00% Cumulative Preferred Shares (the Series B Preferred) receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and per approval of the Board, effective May 17, 2023 the dividend rate on the Series B Preferred increased to 5.20% annually. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025.

On September 26, 2022, 800,000 Series B Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On September 26, 2023, 1,600,000 Series Preferred were put back to the Fund at the liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred is callable at the Fund’s option at any time commencing on September 26, 2024. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2024, 1,600,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $16,178.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. The Fund’s new shelf registration which authorizes the offering of $100 million of common shares or preferred shares, was declared effective August 28, 2024. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 12, 2024, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2024 – Final Results

The Fund's Annual Meeting of Shareholders was held on May 13, 2024. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Calgary Avansino, Anthony S. Colavita, and Agnes Mullady as Trustees of the Fund, with 8,090,608 votes, 8,079,989 votes, and 8,101,528 votes cast in favor of these Trustees, and 804,127 votes, 814,746 votes, and 793,207 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Frank J. Fahrenkopf, Jr. as a Trustee of the Fund, with 1,157,022 votes cast in favor of this Trustee and no votes withheld for this Trustee.

John Birch, James P. Conn, Kevin V. Dreyer, Mario J. Gabelli, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting on February 13, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three- and five-year periods (as of December 31, 2023) against a peer group of eight other comparable peer funds selected by the Adviser (the “Adviser Peer Group”). The Adviser Peer Group included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the second quartile for the three-year period, the third quartile for the five-year period, and the fourth quartile for the one-year period for the Adviser Peer Group. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 10-year performance record.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Not applicable

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(4)	Disclosure of Securities Ownership

Not applicable

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2024 through 01/31/2024	Common - 1,615 Preferred Series B – N/A	Common –$11.57 Preferred Series B – N/A	Common - 1,615 Preferred Series B – N/A	Common – 8,388,440 - 1,615 = 8,386,825 Preferred Series B – 1,600,000
Month #2 02/01/2024 through 02/29/2024	Common - 13,320 Preferred Series B – N/A	Common –$11.57 Preferred Series B – N/A	Common - 13,320 Preferred Series B – N/A	Common – 8,386,825 - 13,320 = 8,373,505 Preferred Series B – 1,600,000
Month #3 03/01/2024 through 03/31/2024	Common – 27,403 Preferred Series B – N/A	Common –$11.37 Preferred Series B – N/A	Common – 27,403 Preferred Series B – N/A	Common – 8,373,505 - 27,403 = 8,346,102 Preferred Series B – 1,600,000
Month #4 04/01/2024 through 04/30/2024	Common – 2,600 Preferred Series B – N/A	Common –$11.27 Preferred Series B – N/A	Common – 2,600 Preferred Series B – N/A	Common – 8,346,102 - 2,600 = 8,343,502 Preferred Series B – 1,600,000
Month #5 05/01/2024 through 05/31/2024	Common - 36,448 Preferred Series B – N/A	Common –$11.72 Preferred Series B – N/A	Common - 36,448 Preferred Series B – N/A	Common – 8,343,502 - 36,448 = 8,307,054 Preferred Series B – 1,600,000
Month #6 06/01/2024 through 06/30/2024	Common - 36,360 Preferred Series B – N/A	Common –$11.53 Preferred Series B – N/A	Common - 36,360 Preferred Series B – N/A	Common – 8,307,054 - 24,740 = 8,282,314 Preferred Series B – 1,600,000
Total	Common -106,126 Preferred Series B – N/A	Common –$11.61 Preferred Series B – N/A	Common -106,126 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.